Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Cash paid for capitalized interest	$ 7,568	$ 5,442
BIOMED REALTY, L.P. [Member]
Cash paid for capitalized interest	$ 7,568	$ 5,442